COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
2020	$ 467,893
2021	84,559
In default	449,103
Total	552,452
Telecom Equipment Finance
2019		$ 449,103
2020	449,103
2021	0
In default	449,103	0
Total	449,103	$ 449,103
XRoads Equipment Agreement
2020	18,790
2021	84,559
In default	0
Total	$ 103,349